Schedule of Investments (unaudited)	iShares® MSCI Germany Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Hensoldt AG	7,236	$169,098
OHB SE	1,032	37,645
		206,743
Auto Components — 1.1%
ElringKlinger AG	5,729	44,383
Vitesco Technologies Group AG(a)	3,940	209,069
		253,452
Biotechnology — 0.8%
CureVac NV(a)(b)	11,074	78,925
MorphoSys AG(a)(b)	6,740	110,030
		188,955
Building Products — 0.2%
Steico SE	1,109	52,797

Capital Markets — 1.8%
AURELIUS Equity Opportunities SE & Co. KGaA(b)	5,382	110,338
Deutsche Beteiligungs AG	2,777	84,664
flatexDEGIRO AG(a)(b)	12,983	139,308
MLP SE	13,994	77,180
		411,490
Chemicals — 6.6%
K+S AG, Registered	37,688	831,872
LANXESS AG	16,152	648,951
		1,480,823
Commercial Services & Supplies — 2.8%
Befesa SA(c)	7,876	336,525
Bilfinger SE(b)	6,060	173,624
Cewe Stiftung & Co. KGaA	1,099	110,318
		620,467
Communications Equipment — 0.3%
ADVA Optical Networking SE(a)	3,581	78,254

Construction & Engineering — 1.4%
HOCHTIEF AG	5,356	311,517

Diversified Financial Services — 0.9%
GRENKE AG(b)	5,493	119,124
Hypoport SE(a)	767	84,813
		203,937
Electrical Equipment — 3.6%
Energiekontor AG	1,239	114,090
Nordex SE(a)	27,127	348,312
PNE AG	6,788	155,269
SGL Carbon SE(a)	12,045	95,159
Varta AG(b)	3,582	105,846
		818,676
Electronic Equipment, Instruments & Components — 1.6%
Basler AG(b)	2,171	77,071
Jenoptik AG	10,143	283,809
		360,880
Entertainment — 3.4%
Borussia Dortmund GmbH & Co. KGaA(a)	15,217	56,437
CTS Eventim AG & Co. KGaA(a)	11,342	710,530
		766,967
Equity Real Estate Investment Trusts (REITs) — 0.5%
Hamborner REIT AG	13,614	102,905
Security	Shares	Value

Food & Staples Retailing — 1.6%
METRO AG(a)(b)	24,818	$221,412
Shop Apotheke Europe NV(a)(c)	2,867	128,695
		350,107
Food Products — 1.6%
KWS Saat SE & Co. KGaA	2,274	156,875
Suedzucker AG	14,072	207,221
		364,096
Health Care Equipment & Supplies — 1.4%
Draegerwerk AG & Co. KGaA	607	24,255
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,918	165,722
Stratec SE	1,553	134,947
		324,924
Health Care Providers & Services — 1.1%
Medios AG(a)	2,812	58,816
Synlab AG	13,127	185,135
		243,951
Health Care Technology — 0.9%
CompuGroup Medical SE & Co. KgaA	5,290	200,255

Independent Power and Renewable Electricity Producers — 2.6%
Encavis AG	23,781	498,147
Uniper SE	18,015	81,772
		579,919
Industrial Conglomerates — 0.6%
Indus Holding AG	3,972	94,213
MBB SE	407	42,196
		136,409
Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	4,615	72,997

Internet & Direct Marketing Retail — 0.7%
About You Holding SE(a)(b)	7,281	44,836
Global Fashion Group SA(a)	19,921	22,824
Takkt AG	6,460	90,115
		157,775
IT Services — 4.0%
Adesso SE	641	91,273
CANCOM SE	6,965	210,466
Datagroup SE	822	59,448
GFT Technologies SE	3,369	128,832
Kontron AG(b)	8,460	136,347
Nagarro SE(a)(b)	1,628	189,196
Secunet Security Networks AG	320	74,002
		889,564
Leisure Products — 0.2%
Tonies SE(a)	7,896	50,614

Life Sciences Tools & Services — 4.3%
Evotec SE(a)	27,874	498,002
Gerresheimer AG	6,183	456,391
		954,393
Machinery — 9.5%
Deutz AG	22,608	102,452
Duerr AG	10,220	347,167
Heidelberger Druckmaschinen AG(a)	50,961	89,305
JOST Werke AG(c)	2,640	146,574
KION Group AG	14,209	398,775
Krones AG	2,799	318,652
Norma Group SE	6,274	109,846

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Pfeiffer Vacuum Technology AG	680	$124,848
Stabilus SE	4,864	312,391
Vossloh AG	1,729	75,876
Wacker Neuson SE	5,524	98,077
		2,123,963
Media — 2.8%
ProSiebenSat.1 Media SE	34,409	312,657
Stroeer SE & Co. KGaA	6,698	307,738
		620,395
Metals & Mining — 5.3%
Aurubis AG	6,197	497,507
Salzgitter AG(b)	5,917	173,518
thyssenkrupp AG(a)	91,935	518,215
		1,189,240
Oil, Gas & Consumable Fuels — 1.9%
CropEnergies AG	5,154	78,482
VERBIO Vereinigte BioEnergie AG	4,369	343,119
		421,601
Pharmaceuticals — 0.7%
Dermapharm Holding SE	3,710	162,567
Professional Services — 0.8%
Amadeus Fire AG	1,126	133,884
Bertrandt AG(b)	1,092	39,847
		173,731
Real Estate Management & Development — 3.2%
ADLER Group SA(a)(c)	9,298	17,531
Deutsche EuroShop AG(b)	2,433	53,968
DIC Asset AG	8,187	64,723
Grand City Properties SA	19,081	191,186
Instone Real Estate Group SE(b)(c)	9,252	82,582
PATRIZIA SE	9,092	89,818
TAG Immobilien AG	34,555	208,399
		708,207
Road & Rail — 1.2%
Sixt SE	2,691	260,463

Semiconductors & Semiconductor Equipment — 5.7%
AIXTRON SE	22,313	735,601
Elmos Semiconductor SE	1,568	97,883
PVA TePla AG(a)	3,854	74,152
Siltronic AG	2,954	245,152
SMA Solar Technology AG(a)	2,050	138,132
		1,290,920
Software — 4.0%
Atoss Software AG	783	120,042
Northern Data AG(a)	799	6,273
Software AG(b)	10,200	261,561
SUSE SA(a)	8,334	162,260
TeamViewer AG(a)(c)	27,544	358,812
		908,948
Specialty Retail — 2.4%
Auto1 Group SE(a)(b)(c)	16,983	148,383
Ceconomy AG(b)	28,663	67,552
Fielmann AG	4,962	181,683
Hornbach Holding AG & Co. KGaA	1,733	137,463
		535,081
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.8%
Hugo Boss AG	11,090	$623,862

Thrifts & Mortgage Finance — 2.7%
Aareal Bank AG(a)	11,786	399,823
Deutsche Pfandbriefbank AG(c)	26,479	210,303
		610,126
Trading Companies & Distributors — 1.2%
BayWa AG	2,710	131,308
Kloeckner & Co. SE	14,731	139,801
		271,109
Transportation Infrastructure — 1.7%
Fraport AG Frankfurt Airport Services Worldwide(a)	7,283	318,740
Hamburger Hafen und Logistik AG	5,184	62,881
		381,621
Wireless Telecommunication Services — 2.8%
1&1 AG	8,701	125,060
Freenet AG	22,242	494,385
		619,445
Total Common Stocks — 93.9%
(Cost: $28,735,642)		21,084,146

Preferred Stocks

Auto Components — 0.7%
Schaeffler AG, Preference Shares, NVS(b)	24,515	166,085

Chemicals — 2.1%
Fuchs Petrolub SE, Preference Shares, NVS	13,685	479,360

Construction Materials — 0.4%
STO SE & Co. KGaA, Preference Shares, NVS	500	81,533

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,693	76,735

Household Durables — 0.2%
Einhell Germany AG, Preference Shares, NVS	330	45,691

Machinery — 1.3%
Jungheinrich AG, Preference Shares, NVS	9,451	279,688

Road & Rail — 0.9%
Sixt SE, Preference Shares, NVS	3,264	200,219

Total Preferred Stocks — 5.9%
(Cost: $1,564,330)		1,329,311

Total Long-Term Investments — 99.8%
(Cost: $30,299,972)		22,413,457

Short-Term Securities

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	1,975,636	1,975,833

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	10,000	$10,000

Total Short-Term Securities — 8.9%
(Cost: $1,985,926)		1,985,833

Total Investments — 108.7%
(Cost: $32,285,898)		24,399,290

Liabilities in Excess of Other Assets — (8.7)%		(1,943,500)

Net Assets — 100.0%		$22,455,790

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,477,142	$—		$(500,953	)(a)	$1,026	$(1,382)	$1,975,833	1,975,636	$18,475	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—		—	—	10,000	10,000	30		—
						$1,026	$(1,382)	$1,985,833		$18,505		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	12/16/22	$42	$4,327

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$749,061	$20,335,085	$—	$21,084,146
Preferred Stocks	—	1,329,311	—	1,329,311
Money Market Funds	1,985,833	—	—	1,985,833
	$2,734,894	$21,664,396	$—	$24,399,290
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$4,327	$—	$4,327

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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